Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Summary of information about leases in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2020	2019
Interest on lease liabilities		(41)	(45)
Expenses relating to short-term leases		(1)	(2)
Depreciation of right-of-use assets	10	(68)	(64)

Summary of maturities of operating lease payments
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2020	2019
Less than one year	100	123
One to five years	333	420
More than five years	441	622

Total undiscounted lease liabilities	874	1,165

Lease liabilities included in the balance sheet	683	838

Analysed as:
Current	73	89
Non-current	610	749

Summary of information about leases in cash flow statement
In addition to the above, there are current lease liabilities of £3m (2019: £nil) and non-current lease liabilities of £66m classified as held for sale (see note 32).

All figures in £ millions	2020	2019
Total cash outflow for leases as a lessee	133	136

Summary of information about leases of lessor in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	2020	2019
Interest on finance lease receivable	9	11
Income from sub-leasing right-of-use assets (within other income)	7	17

Summary of information about leases of lessor in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2020	2019
Total cash inflow for leases as a lessor	50	37

Summary of detailed information about undiscounted lease payments to be received after the reporting date
The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year the investment in finance lease receivable decreased by £66m (2019: decreased £19m) due to payments received and the disposal of a lease.

All figures in £ millions	Operating leases	Finance leases	2020 Total	2019 Total
Less than one year	1	23	24	46
One to two years	—	24	24	44
Two to three years	—	18	18	37
Three to four years	—	18	18	33
Four to five years	—	18	18	34
More than five years	3	53	56	87

Total undiscounted lease payments receivable	4	154	158	281
Unearned finance income		(24)

Net investment in finance lease receivable		130